Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) - RSUs [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding	97,600	32,690
Granted		60,000
Converted to common shares	(96,000)	(92,690)
Outstanding	1,600	0